Stockholders' Deficit	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Equity [Abstract]
Stockholders' Deficit
NOTE 6—STOCKHOLDERS’ EQUITY
Common Stock
The Company is authorized to issue 250,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2020, there were 1,714,759 shares of Class A common stock issued and outstanding, excluding 38,535,241 shares of Class A common stock subject to possible redemption.
The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of December 31, 2020, there were 2,012,500 shares of Class B common stock issued and outstanding.
The underwriter’s over-allotment option, which was exercised in full by the underwriter on December 11, 2020, included 5,250,000 SAIL
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securities consisting of 5,250,000 shares of Class A common stock and 1,312,500 warrants which were issued to cover over-allotments.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.
Warrants
Upon the closing of the Initial Public Offering, the Company simultaneously issued the Private Placement Warrants. The Private Placement Warrants are not redeemable by the Company so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the SAIL
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securities being sold in the Initial Public Offering. The Sponsor, or its permitted transferees, have the option to exercise the Private Placement Warrants on a cashless basis. The Private Placement Warrants are not transferable, assignable or salable until 30 days after the completion of the Business Combination. If the Company does not complete the Business Combination within 24 months from the closing of this offering (or
27-months,
as applicable), the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Company’s public shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 6—STOCKHOLDERS’ DEFICIT
Common Stock
The Company is authorized to issue 250,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 40,250,000 shares of Class A common stock outstanding, all of which are presented as temporary equity outside of the stockholders’ deficit section of the Company’s Balance Sheet due to their redemption features. Refer to “Note 1—Description of Organization and Business Operations—Business Combination” and “Note 2—Summary of Significant Accounting Policies—Class A Common Stock Subject to Redemptions” for details on the redemption features associated with the Company’s Class A common stock.
The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 2,012,500 shares of Class B common stock issued and outstanding.
The underwriter’s over-allotment option, which was exercised in full by the underwriter on December 11, 2020, included 5,250,000
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securities consisting of
5,250,000 shares of Class A common stock and 1,312,500 warrants which were issued to cover over-allotments.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Warrants
Upon the closing of the Initial Public Offering, the Company simultaneously issued the Private Placement Warrants. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the SAIL
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securities sold in the Initial Public Offering. The Sponsor, or its permitted transferees, have the option to exercise the Private Placement Warrants on a cashless basis. The
Private Placement Warrants are not transferable, assignable or salable until 30 days after the completion of the Business Combination. If the Company does not complete the Business Combination within 24 months from the closing of the offering (or
27-months,
as applicable), the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Company’s public shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.